Other Accrued Expenses - Schedule of Reconciliation of Changes in Return Reserves (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Return reserves [Member]
Accrued Expenses [Line Items]
Beginning balance	$ 8	$ 11	$ 11	$ 17	$ 17
Amounts charged to revenue	12	14	23	45	43
Returns processed	(10)	(11)	(26)	(45)	(43)
Ending balance	10	14	8	11	17
Brake North America and Asia group [Member]
Accrued Expenses [Line Items]
Beginning balance		6	6	8	8
Amounts charged to revenue			15	22	22
Returns processed			(21)	(24)	(22)
Ending balance				6	8
Brake North America and Asia group [Member] | Return reserves [Member]
Accrued Expenses [Line Items]
Classified to discontinued operations				$ (6)